Note 3 - 2.5% Senior Secured Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

3.     SENIOR SECURED CONVERTIBLE NOTES PAYABLE

Convertible notes payable consist of the following as of June 30, 2014 and December 31, 2013:

	June 30,	December 31,
	2014	2013

a. 2010 2.5% Convertible Notes	$427,500	$427,500
b. 2012 2.5% Convertible Notes	753,667	1,170,333
c. 2014 6% Convertible Notes	1,906,500	--
	3,087,667	1,597,833
Less Valuation Discount	(2,080,795)	(844,577)
	1,006,872	753,256
Less Current Portion	(427,500)	(390,123)
Convertible Notes Payable, net	$579,372	$363,133

a.	2010 2.5% Convertible Notes

On May 13, 2010, we entered into a Securities Purchase Agreement with W-Net Fund I, L.P. (“W-Net”), Europa International, Inc. (“Europa”) and MKM Opportunity Master Fund, Ltd. (“MKM” and together with W-Net and Europa, the “Purchasers”), pursuant to which the Purchasers, on May 13, 2010, purchased from us (i) 2.5% Senior Secured Convertible Notes (the “Original Notes”) for a cash purchase price of $1,500,000, and (ii) Common Stock Purchase Warrants pursuant to which the Purchasers may purchase up to 190,880 shares of our common stock at an exercise price equal to approximately $2.90 per share, as amended, (the “Capital Raise Transaction”). We also entered into a Security Agreement and an Intellectual Property Security Agreement with the Purchasers and AtheroNova Operations, pursuant to which all of our obligations are secured by first priority security interests in all of our assets and the assets of AtheroNova Operations, including intellectual property. Upon an event of default note holders may be entitled to foreclose on any of such assets or exercise other rights generally available to a secured creditor under California and Delaware law. In addition, under a Subsidiary Guarantee, AtheroNova Operations guaranteed all of our obligations under the Original Notes.

On July 6, 2011, we entered into the First Amendment and Exchange Agreement under which the Original Notes were exchanged for the Amended and Restated 2.5% Senior Secured Convertible Notes (the “first Amended Notes”).

On June 15, 2012, we entered into the Second Amendment and Exchange Agreement pursuant to which the First Amended Notes were exchanged for the Second Amended and Restated 2.5% Senior Secured Convertible Notes (the “Second Amended Notes”). The Second Amended Notes accrued 2.5% interest per annum with a maturity of four years after the closing of the original Capital Raise Transaction in 2010. No cash interest payments were required, except that accrued and unconverted interest is due on the maturity date and on each conversion date with respect to the principal amount being converted, provided that such interest may be added to and included with the principal amount being converted. If there is an uncured event of default (as defined in the Original Notes), the holder of each Original Note may declare the entire principal and accrued interest amount immediately due and payable. Default interest will accrue after an event of default at an annual rate of 12%. If there is an acceleration, a mandatory default amount equal to 120% of the unpaid Original Note principal plus accrued interest may be payable. The Second Amended Notes greatly restrict the ability of the Company and AtheroNova Operations to issue indebtedness or grant liens on our or its respective assets without the Original Note holders’ consent. They also limit and impose financial costs on our acquisition by any third party.

As of December 31, 2013, the outstanding balance of the notes amounted to $427,500, unpaid interest of $31,453 and unamortized note discount of $37,375.

In May 2014, the Second Amended Notes were amended with the consent of the holder thereof to extend the maturity date from May 12, 2014 to September 12, 2014. All other terms and conditions of the Second Amended Notes remain unchanged.

During the period ended June 30, 2014, the Company recognized interest expense of $5,373 for the 2.5% interest rate and $37,375 to amortize the discount associated with the Second Amended Notes. The aggregate principal balance of the Second Amended Notes outstanding, unpaid interest and unamortized note discount as of June 30, 2014 amounted to $427,500, $44,900 and none, respectively.

b.	2012 2.5% Convertible Notes

During 2012, the Company issued $1,498,333 of its 2.5% convertible notes (“2012 Notes”) that are due in 2016. The 2012 Notes are convertible into common stock at a per share price of $2.90 per share. As the market price on the date of the issuance of the 2012 Notes ranged between $5.80 and $8.00 per share, the Company recorded a beneficial conversion feature up to the face value of the 2012 Notes in the aggregate of $1,498,333 representing the difference between the market price and the note’s conversion price on the date of issuance. The beneficial conversion feature was recorded as a valuation discount and is being amortized over the term of the 2012 Notes. As of December 31, 2013, the outstanding balance on the 2012 Notes amounted to $1,170,333 and unamortized discount $807,202.

During the period ended June 30, 2014, $416,667 in aggregate principal amount of the 2012 Notes was converted at a per share price of $2.90 into 143,678 shares of the Company’s common stock. The Company also issued 5,171 shares of its common stock with a market value of $19,647 to settle accrued but unpaid interest associated with the converted 2012 Notes $14,994. The issuance of these shares of common stock resulted in an additional charge of $4,653 that has been reflected as part of interest expense in the accompanying statement of operations. Furthermore, the Company also recorded interest expense of $270,439 to amortize the corresponding note discount of the converted notes.

During the period ended June 30, 2014, the Company recognized interest expense of $11,759 and $117,360 to amortize the note discount. The aggregate balance of the 2012 Notes outstanding, unpaid interest and unamortized note discount as of June 30, 2014 amounted to $753,667, $33,701 and $419,405 respectively.

Total 2.5% convertible notes purchased and held by Europa were $1,094,167 at both June 30, 2014 and December 31, 2013. Europa is an entity controlled by Knoll Capital Management of which Mr. Knoll, one of our directors, is the managing director.

c.	2014 6% Convertible Notes

In January and February 2014, we entered into Securities Purchase Agreements with approximately 31 accredited investors (the “Investors”), pursuant to which the Investors, on February 12, 2014, purchased from us (i) 6% Senior Secured Convertible Notes (the “6% Notes”) for a cash purchase price of $1,906,500, and (ii) Common Stock Purchase Warrants pursuant to which the Investors may purchase up to 414,457 shares of our common stock at an exercise price equal to approximately $2.30 per share (the “6% Notes Placement”). The 6% Notes have a three year term and are convertible into common stock at any time at the lesser of i) $2.30 per share and ii) seventy percent of the average of the three lowest daily volume-weighted average prices (“VWAPs”) occurring during the 20 consecutive trading days immediately preceding the applicable conversion date. The associated warrants are exercisable at $2.30 per share. The warrants may be exercised on a cashless basis under which a portion of the shares subject to exercise are not issued in payment of the purchase price, based on the then fair market value of the shares.

The 6% Notes accrue 6% interest per annum and do not require periodic cash interest payments, except that accrued and unconverted interest is due on the maturity date and on each conversion date with respect to the principal amount being converted, provided that such interest may be added to and included with the principal amount being converted. If there is an uncured event of default (as defined in the 6% Notes), the holder of each 6% Note may declare the entire principal and accrued interest amount immediately due and payable. Default interest will accrue after an event of default at an annual rate of 12%. If there is an acceleration, a mandatory default amount equal to 120% of the unpaid 6% Note principal plus accrued interest may be payable.

The 6% Notes and associated warrants include an anti-dilution provision that allows for the automatic reset of the conversion or exercise price upon any future sale of common stock instruments at or below the current conversion or exercise price, as applicable, and, as such, were accounted for as derivative liability. The value of the derivative liability at the date of issuance was $4,443,569, of which $1,906,500 was reflected as a note discount and the remaining balance of $2,537,069 has been reflected in the statement of operations as part of cost of the private placement (see Note 4 below for further discussion of Derivative Liability).

We also entered into a Security Agreement and an Intellectual Property Security Agreement with the Investors and AtheroNova Operations, pursuant to which all of our obligations under the 6% Notes are secured by security interests in all of our assets and the assets of AtheroNova Operations, including intellectual property on a pari passu basis with the 2.5% Senior Secured Convertible Notes outstanding. Upon an event of default under the 6% Notes or associated agreements, the 6% Note holders may be entitled to foreclose on any of such assets or exercise other rights generally available to a secured creditor under California and Delaware law. In addition, under a Subsidiary Guarantee, AtheroNova Operations guaranteed all of our obligations under the 6% Notes.

Additionally, several of the individuals or entities who participated in this offering were also existing holders of warrants to purchase 542,246 shares of common stock. As an incentive for their participation, the expiration dates of these warrants were extended to ten years from the date of each respective warrant’s original issuance while all other remaining provisions stayed the same. At the date of modification, the difference in the fair value of these warrants before and after the modification amounted to $564,849 using the Black-Scholes Merton valuation and was included as a cost of the private placement in the accompanying statement of operations. Furthermore, in August 2013, the Company agreed to issue similar warrants to participants of a private placement sale of our common stock held at that time. As a result, we issued warrants to purchase an additional 40,000 shares of our common stock with the same terms and conditions as the warrants issued in the note placement. These warrants included an anti-dilution provision that allows for the automatic reset of the conversion or exercise price upon any future sale of common stock instruments at or below the current conversion or exercise price, and, as such, were accounted for as derivative liability. Upon their issuance, the fair value of these warrants was determined to be $143,997 using a probability based weighted average Black-Scholes Merton valuation and was recorded as a derivative liability upon issuance and included in the cost of the private placement in the accompanying statement of operations (see Note 4 below for further discussion of derivative liability).

As a result of this offering, the Company recognized private placement costs in the aggregate of $3,340,030 to account for the following (i) commission and fees paid of $70,720; (ii) issuance of 6,535 shares of common stock to a placement agent with a fair value of $23,395; (iii) fair value of warrants modified of $564,849; (iv) fair value of warrants issued of $143,997; and (v) fair value of the note’s conversion feature and warrants accounted as derivative liability of $2,537,069.

As of June 30, 2014, Europa held $300,000 in aggregate principal amount of the 6% Notes . Europa is an entity controlled by Knoll Capital Management of which Mr. Knoll, one of our directors, is the managing director.

3.     2.5% SENIOR SECURED CONVERTIBLE NOTES PAYABLE

Convertible notes payable consist of the following as of December 31, 2013 and December 31, 2012:

	December 31,	December 31,
	2013	2012

2010 Convertible Notes	$427,500	$427,500
2012 Convertible Notes	1,170,333	1,335,333
	$1,597,833	$1,762,833
Less Valuation Discount	(844,577)	(1,402,030)

Convertible Notes Payable, net	$753,256	$360,803

2010 Convertible Notes

On May 13, 2010, we entered into a Securities Purchase Agreement with W-Net Fund I, L.P. (“W-Net”), Europa International, Inc. (“Europa”) and MKM Opportunity Master Fund, Ltd. (“MKM” and together with W-Net and Europa, the “Purchasers”), pursuant to which the Purchasers, on May 13, 2010, purchased from us (i) 2.5% Senior Secured Convertible Notes (the “Original Notes”) for a cash purchase price of $1,500,000, and (ii) Common Stock Purchase Warrants pursuant to which the Purchasers may purchase up to 190,880 shares of our common stock at an exercise price equal to approximately $3.90 per share (the “Capital Raise Transaction”).

The Original Notes accrued 2.5% interest per annum with a maturity of 4 years after the closing of the Capital Raise Transaction. No cash interest payments were required, except that accrued and unconverted interest is due on the maturity date and on each conversion date with respect to the principal amount being converted, provided that such interest may be added to and included with the principal amount being converted. If there is an uncured event of default (as defined in the Original Notes), ), of which one event of default would be the departure of Thomas Gardner without us obtaining a suitable full-time replacement within 90 days of such departure, the holder of each Original Note may declare the entire principal and accrued interest amount immediately due and payable. Default interest will accrue after an event of default at an annual rate of 12%. If there is an acceleration, a mandatory default amount equal to 120% of the unpaid Original Note principal plus accrued interest may be payable.

The warrants may be exercised on a cashless basis under which a portion of the shares subject to the exercise are not issued in payment of the purchase price, based on the then fair market value of the shares.

The Original Notes may not be prepaid, or forced by us to be converted in connection with an acquisition of our Company, except in a limited case more than a year after the Original Note issuance where the average of our stock trading price for 30 days on a national trading market other than the OTC Bulletin Board (“OTCBB”) is at least three times the conversion price, in which event, and subject to the satisfaction of certain other requirements, the Original Note holders may elect to receive at least double the unpaid principal amounts in cash and other requirements are satisfied. In such a limited case acquisition, there could also be a forced cashless exercise of the warrants subject to similar requirements and optional cash payments to the warrant holders of at least double the exercise prices of their warrants.

The Original Notes greatly restrict the ability of the Company or AtheroNova Operations to issue indebtedness or grant liens on our or its respective assets without the Original Note holders’ consent. They also limit and impose financial costs on our acquisition by any third party.

On May 13, 2010, we also entered into a Security Agreement and an Intellectual Property Security Agreement with the Purchasers and AtheroNova Operations, pursuant to which all of our obligations under the Original Notes are secured by first priority security interests in all of our assets and the assets of AtheroNova Operations, including intellectual property. Upon an event of default under the Original Notes or such agreements, the Original Note holders may be entitled to foreclose on any of such assets or exercise other rights available to a secured creditor under California and Delaware law. In addition, under a Subsidiary Guarantee, AtheroNova Operations will guarantee all of our obligations under the Notes.

On July 6, 2011, we entered into the First Amendment and Exchange Agreement with each of W-Net, Europa and MKM pursuant to which the Purchasers agreed to exchange the Original Notes for the Amended and Restated 2.5% Senior Secured Convertible Notes (the “Amended Notes”). The Amended Notes had the same terms as the Original Notes (as described above), except that each Amended Note was convertible at any time into common stock at a per share conversion price of $2.90, subject to adjustment.

On June 15, 2012, the Company entered into the Second Amendment and Exchange Agreement with each W-Net, Europa and MKM pursuant to which the Purchasers agreed to exchange the Amended Notes for Second Amended and Restated 2.5% Senior Secured Convertible Notes (the “Second Amended Notes”). The Second Amended Notes have the same terms as the Amended Notes (as described above) except as follows: (i) each Second Amended Note has an automatic conversion provision and removal of the applicable beneficial ownership limitations effective the later of 61 days following the Company’s notice to the Purchasers of its application to list or quote its securities on a national securities exchange or the date immediately prior to the effective date of the Company’s listing or quotation of its securities on the applicable exchange; (ii) the price-based anti-dilution provisions contained in the Amended Notes have been removed; and (iii) under the Securities Purchase Agreement, as currently amended, if we met two specified operating benchmarks during the first twenty-nine months after the closing of the first Senior Note purchase, an additional $1,500,000 in note purchases, substantially in the form of the Second Amended Notes (without warrants), could be requested by us from the Purchasers. The determination of whether we had met the benchmarks was solely at the discretion of the Purchasers. If the benchmarks were determined to have been achieved, then we could have required the Purchasers to make the additional $1,500,000 of note purchases. If such benchmarks were not attained in the 29-month period or we did not exercise the option to request the additional notes, then the Purchasers, in their discretion, during the next 10 days may elect to purchase up to $1,500,000 of notes, substantially in the form of the Second Amended Notes (without warrants), having an initial conversion price which is 100% of the conversion price in the Second Amended Notes. On July 23, 2012 the Purchasers notified us of their intention of putting the additional $1,500,000 in notes in 3 tranches (see 2012 convertible notes below).

The Company considered the amendment of the note resulted in a modification for accounting purposes with no change to the net book value of notes as the value of the note’s conversion feature and attached warrants were not changed. Furthermore, the derivative liability recorded when the notes and warrants were originally issued were deemed extinguished. At December 31, 2011, the balance of the outstanding notes was $955,351.

During the year ended December 31, 2012, principal in the amount of $527,851 was converted at a per share price of $2.90 into 182,057 shares of our common stock. In addition, the Company also issued 10,727 shares of our common stock with a market value of $69,552 to settle $31,191 of accrued interest relating to these notes. The issuance of these common shares resulted in an additional charge of $38,372 that has been reflected as part of interest expense in the accompanying 2012 statement of operations. The balance of these Senior Notes outstanding as of December 31, 2013 and 2012 amounted to $427,500 respectively. The notes are due on May 12, 2014 and have been reclassified as a current liability in the 2013 balance sheet. During the year ended December 31, 2013 and 2012, the Company recognized interest expense of $10,836 and $20,098, respectively based on the 2.5% interest rate of the note.

Upon issuance of the notes, the Company accounted the notes and the attached warrants as a derivative liability and determined that the fair value of the conversion feature to be $2,370,245, and that the fair value of the warrant to be $1,172,103, based on a weighted average Black-Scholes-Merton calculation. The Company recorded the full value of the derivative as a liability at issuance with an offset to valuation discount, which is being amortized over the life of the Notes. As the aggregate fair value of these liabilities of $3,542,348 exceeded the aggregate value of the Notes of $1,500,000 at issuance, the excess of the liability over the aggregate value of the Notes of $2,042,348 was considered as a cost of the private placement in 2010. The note discount is being amortized to interest expense over the term of the notes. At December 31, 2011, the unamortized note discount was $559,696.

During the year ended December 31, 2013 and 2012, the Company amortized note discount amounting to $106,878 and $415,444 respectively. At December 31, 2013 and 2012, the unamortized note discount was $37,375 and $144,252 respectively.

2012 Convertible Notes

On July 23, 2012 the Purchasers notified us of their intention of putting the additional $1,500,000 in Notes in 3 tranches. The first $500,000 was put to us and we issued Notes on September 4, 2012. These Notes mature on September 3, 2016. The second tranche of $498,333 was put to us and we issued Notes on October 1, 2012 that matures on September 30, 2016. The final tranche of $500,000 was put to us and we issued Notes on October 31, 2012 that matures on October 30, 2016, for an aggregate issuance of $1,498,333 during the year ended December 31, 2012. The Convertible Notes are convertible into common stock at a per share price of $2.90 per share.

During the year ended December 31, 2012, $163,000 of these notes was converted into 56,167 shares of our common stock. In addition, the Company also issued 421 shares of our common stock with a market value of $2,727 to settle $1,210 of accrued interest relating to these notes. The issuance of these common shares resulted in an additional charge of $1,505 that has been reflected as part of interest expense in the accompanying 2012 statement of operations. The balance of these Senior Notes outstanding as of December 31, 2012 was $1,335,333. During the year ended December 31, 2013, $165,000 of these notes was converted into 56,896 shares of our common stock. In addition, the Company also issued 4,794 shares of our common stock with a market value of $4,765 to settle $2,303 of accrued interest relating to these notes. The issuance of these common shares resulted in an additional charge of $2,462 that has been reflected as part of interest expense in the accompanying 2013 statement of operations. The balance of these Senior Notes outstanding as of December 31, 2013 amounted to $1,170,333.

During the year ended December 31, 2013 and 2012, the Company recognized interest expense of $30,914 and $9,605 respectively based on the 2.5% interest rate of the note.

As the market price on the date of the issuance of the notes ranged between $5.80 and $8.00 per share, the Company calculated a beneficial conversion feature up to the face value of the note in the aggregate of $1,498,333 representing the difference between the market price and the exercise price on the date of issuance. The beneficial conversion feature was recorded as a valuation discount and is being amortized over the term of the notes. During the year ended December 31, 2013 and 2012, the Company amortized note discount amounting to $450,575 and $240,555 respectively. As of December 31, 2013 and 2012, the unamortized note discount was $807,203 and $1,257,778 respectively.

Convertible notes purchased and held by Europa International, Inc. were $1,094,167 and $1,094,167 as of December 31, 2013 and 2012, respectively. Europa is an entity controlled by Knoll Capital Management of which Mr. Knoll, one of the Company’s directors, is the managing director.